LIQUIDITY AND CAPITAL MANAGEMENT - Contractual Obligations (Details) - USD ($) $ in Millions	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations		$ 46,487
Capital securities		1,406	$ 2,829	$ 2,835
Lease obligations		11,278
Commitments		157
Interest expense
Debt obligations		6,044
Capital securities		307
Interest rate swaps		(43)
Deferred financing costs		257
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations		17,465
Capital securities		786
Lease obligations		61
Commitments		147
Interest expense
Debt obligations		2,306
Capital securities		98
Interest rate swaps		(13)
With extension options
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations		6,681
With extension options | Forecast
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	$ 10,784
1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations		10,298
Capital securities		0
Lease obligations		60
Commitments		7
Interest expense
Debt obligations		1,630
Capital securities		45
Interest rate swaps		(13)
2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations		4,709
Capital securities		0
Lease obligations		60
Commitments		0
Interest expense
Debt obligations		994
Capital securities		46
Interest rate swaps		(9)
3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations		8,532
Capital securities		71
Lease obligations		61
Commitments		0
Interest expense
Debt obligations		603
Capital securities		46
Interest rate swaps		(7)
4 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations		2,923
Capital securities		82
Lease obligations		60
Commitments		3
Interest expense
Debt obligations		247
Capital securities		41
Interest rate swaps		(1)
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations		2,560
Capital securities		467
Lease obligations		10,976
Commitments		0
Interest expense
Debt obligations		264
Capital securities		31
Interest rate swaps		$ 0